SUMMARY OF COMPENSATION AWARDED TO OR EARNED BY OUR EXECUTIVE OFFICERS AND BOARD OF DIRECTORS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Salary	$ 1,184,506	$ 975,110
Stock-based	553,987	43,640
Total	$ 1,738,493	$ 1,018,750